Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Other Borrowings
Federal Home Loan Bank and other borrowings of the Company consisted of the following:

		2024		2023
(dollars in thousands)	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	2024	$—	—%	$26,000	3.47%
	2025	40,000	3.37%	30,000	2.89%
	2026	23,000	2.53%	23,000	2.53%
	2027	7,500	2.05%	17,500	3.28%
	2028	—	—%	—	—%
	2029	2,925	1.91%	—	—%
	Thereafter	8,000	1.41%	10,500	1.61%
Other
	2031	$100	4.42%	$—	—%
Total		$81,525		$107,000

Subordinated notes	2034	$25,774	7.31%	$25,774	8.34%
	2035	23,712	6.44%	23,712	7.47%
Total		$49,486		$49,486